U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2


1.   Name and address of issuer:

          IAI Investment Funds II, Inc.
          3700 First Bank Place
          601 Second Avenue South
          Minneapolis, MN  55402

2. Name of each series or class of funds for which this notice is filed:

          IAI Growth Fund

3.   Investment Company Act File Number:

     Securities Act File Number:  33-61834

4.   Last day of fiscal year for which this notice is filed:

          March 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
   24f-2 declaration:  N/A

6. Date of termination of issuer's declaration under rule
   24f-2(a)(1), if applicable (see instruction A.6):  N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities
   Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

             None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

             None

9. Number and aggregate sale price of securities sold during the fiscal year:

             1,425,410 shares -- $15,980,263 sale price

10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

             1,425,410 shares -- $15,980,263 sale price

11.Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

             N/A

12.Calculation of registration fee:

(i)   Aggregate sale price of                 $15,980,263
      securities sold during the fiscal
      year in reliance on rule 24f-2 (from
      Item 10):
(ii)  Aggregate price of shares issued        $0
      in connection with dividend
      reinvestment plans (from Item 11, if
      applicable):
(iii) Aggregate price of shares               $15,980,263
      redeemed or repurchased during the
      fiscal year (if applicable):
(iv)  Aggregate price of shares               $0
      redeemed or repurchased and
      previously applied as a reduction to
      filing fees pursuant to rule 24e-2
      (if applicable):
(v)   Net aggregate price of                  $0
      securities sold and issued during
      the fiscal year in reliance on rule
      24f-2 [line (i), plus line (ii),
      less line (iii), plus line (iv)] (if
      applicable):
(vi)  Multiplier prescribed by Section         1/33
      6(b) of the Securities Act of 1933
      or other applicable law or
      regulation (see Instruction C.6):
(vii) Fee due [line (i) or line (v)            $0
      multiplied by line (vi)]:

     Instruction:  Issuers should complete lines (ii),
     (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section
     3a of the Commission's Rules of Informal and Other
     Procedures (17 CFR 202.3a).  N/A

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A


                         SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



     By__________________________
       William C. Joas, Secretary


     Date:  May 28, 1997